Related Party	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party
22.	Related Party
As previously disclosed, on October 18, 2015, the Company entered into the Strategic Collaboration Agreement with Oprah Winfrey, under which she would consult with the Company and participate in developing, planning, executing and enhancing the WW program and related initiatives, and provide it with services in her discretion to promote the Company and its programs, products and services for an initial term of five years (the “Initial Term”).
As previously disclosed, on December 15, 2019, the Company entered into an amendment of the Strategic Collaboration Agreement with Ms. Winfrey, pursuant to which, among other things, the Initial Term of the Strategic Collaboration Agreement was extended until April 17, 2023 (with no additional successive renewal terms) after which a second term will commence and continue through the earlier of the date of the Company’s 2025 annual meeting of shareholders or May 31, 2025. Ms. Winfrey will continue to provide the above-described services during the remainder of the Initial Term and, during the second term, will provide certain consulting and other services to the Company. In consideration of Ms. Winfrey entering into the amendment to the Strategic Collaboration Agreement and the performance of her obligations thereunder, on December 15, 2019 the Company granted Ms. Winfrey a fully vested option to purchase 3,276 shares of the Company’s common stock (the “Winfrey Amendment Option”) which became exercisable on May 6, 2020, the date on which shareholder approval of such option was obtained. The amendment to the Strategic Collaboration Agreement became operative on May 6, 2020 when the Company’s shareholders approved the Winfrey Amendment Option. Based on the Black Scholes option pricing method as of May 6, 2020, the Company recorded $32,686 of compensation expense in the second quarter of fiscal 2020 for the Winfrey Amendment Option. The Company used a dividend yield of 0.0%, 63.68% volatility and a risk-free interest rate of 0.41%. Compensation expense was included as a component of selling, general and administrative expenses.
In addition to the Strategic Collaboration Agreement, Ms. Winfrey and her related entities provided services to the Company totaling $861, $918 and $2,228 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively, which services included advertising, production and related fees.
Entities related to Ms. Winfrey were reimbursed for actual costs incurred in connection with the
WW Presents: Oprah’s 2020 Vision
tour totaling $1,653 for the fiscal year ended January 2, 2021.
The Company’s accounts payable to parties related to Ms. Winfrey at December 31, 2022 and January 1, 2022 was $0 and $120, respectively.

During the fiscal year ended January 1, 2022, as permitted by the transfer provisions set forth in the previously disclosed Share Purchase Agreement, dated October 18, 2015, between the Company and Ms. Winfrey, as amended (the “Purchase Agreement”), and the previously disclosed Winfrey Option Agreement, dated October 18, 2015, between the Company and Ms. Winfrey (the “Initial Option Agreement”), Ms. Winfrey sold 1,542 of the shares she purchased under such purchase agreement and exercised a portion of her stock options granted in fiscal 2015 resulting in the sale of 581 shares issuable under such options, respectively.
During the fiscal year ended January 2, 2021, as permitted by the transfer provisions set forth in the Purchase Agreement and the Initial Option Agreement, Ms. Winfrey sold 2,782 of the shares she purchased under such purchase agreement and exercised a portion of her stock options granted in fiscal 2015 resulting in the sale of 1,118 shares issuable under such options, respectively.